Significant Accounting Policies (Details) - USD ($)			3 Months Ended			12 Months Ended
	Aug. 08, 2018	Apr. 06, 2017	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Mar. 08, 2016
Noncontrolling Interest [Line Items]
Deferred tax liability recorded				$ 43,700,000
Deferred tax expense (benefit)			$ 300,000	$ (15,100,000)	$ 0	$ (12,240,000)	$ 6,002,000	$ (2,075,000)
Due to affiliates			(734,000)		(420,000)	(954,000)	689,000	(290,000)
Payment of contingent consideration						(1,196,000)	0	0
Redeemable noncontrolling interests			3,810,000			3,531,000	5,111,000
Redemption value adjustment, year-to-date			111,000		838,000	168,000	(1,270,000)	(936,000)
Noncontrolling interests in consolidated entities			627,000			458,000	772,000
Long-term debt, gross			24,865,000			18,006,000	11,947,000
Investments in unconsolidated entities			3,400,000			500,000	500,000
Impairment of cost method investments			0		0	0	0
Other liabilities			12,400,000			7,800,000	9,100,000
Impairment			$ 0		1,919,000	1,919,000	1,072,000	0
Advertising costs						$ 905,000	126,000	$ 0
Deferral of compensation percentage maximum			100.00%			100.00%
Tax act, expense recorded							$ 303,000
Payments to Acquire Businesses, Gross			$ 4,332,000		0
Accounting Standards Update 2016-15 [Member]
Noncontrolling Interest [Line Items]
Due to affiliates						$ (2,600,000)
Payment of contingent consideration						(1,200,000)
Payment of contingent consideration						$ 1,400,000
Machinery and Equipment [Member]
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life			20 years			20 years
Minimum | Accounting Standards Update 2016-02 [Member] | Scenario, Forecast [Member]
Noncontrolling Interest [Line Items]
ROU assets and liabilities									$ 23,600,000
Minimum | FF&E
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life			3 years			3 years
Minimum | Software [Member]
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life			3 years			3 years
Maximum | Accounting Standards Update 2016-02 [Member] | Scenario, Forecast [Member]
Noncontrolling Interest [Line Items]
ROU assets and liabilities									$ 28,800,000
Maximum | FF&E
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life			7 years 6 months			7 years 6 months
Maximum | Software [Member]
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life			5 years			5 years
Ashford LLC [Member]
Noncontrolling Interest [Line Items]
Ownership by parent			99.83%			99.83%	99.80%
Redeemable noncontrolling interests			0.17%			0.17%	0.20%
Noncontrolling ownership interest			0.00%			0.00%	0.00%
Noncontrolling ownership			100.00%			100.00%	100.00%
Redeemable noncontrolling interests			$ 230,000			$ 215,000	$ 385,000
Redemption value adjustment, year-to-date			20,000		(180,000)	(180,000)	224,000
Redemption value adjustment, cumulative			198,000		178,000	178,000	358,000
Noncontrolling interests in consolidated entities			$ 0			$ 0	$ 0
J&S
Noncontrolling Interest [Line Items]
Ownership by parent			88.20%			85.00%	85.00%
Redeemable noncontrolling interests			11.80%			15.00%	15.00%
Noncontrolling ownership interest			0.00%			0.00%	0.00%
Noncontrolling ownership			100.00%			100.00%	100.00%
Redeemable noncontrolling interests			$ 2,100,000			$ 1,858,000	$ 2,522,000
Redemption value adjustment, year-to-date			0		0	0	0
Redemption value adjustment, cumulative			0		0	0	0
Noncontrolling interests in consolidated entities			0			0	439,000
Assets, available only to settle subsidiary's obligations			62,112,000			37,141,000	36,951,000
Liabilities, no recourse to Ashford Inc.			44,320,000			24,836,000	21,821,000
J&S | Term Loan Due November 2022 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			1,400,000			1,000,000
J&S | Medium-term Notes [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			19,250,000			13,614,000
J&S | Notes Payable to Banks [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross						13,614,000
J&S | Notes Payable to Banks [Member] | Term Loan Due November 2022 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			13,667,000			8,917,000	9,917,000
J&S | Revolving Credit Facility [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			2,638,000			1,733,000
J&S | Revolving Credit Facility [Member] | Facility due 2022 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			$ 2,638,000			$ 1,733,000	$ 814,000
Pure Wellness
Noncontrolling Interest [Line Items]
Ownership by parent			70.00%			70.00%	70.00%
Redeemable noncontrolling interests			0.00%			0.00%	0.00%
Noncontrolling ownership interest			30.00%			30.00%	30.00%
Noncontrolling ownership			100.00%			100.00%	100.00%
Noncontrolling interests in consolidated entities			$ 195,000			$ 218,000	$ 205,000
Assets, available only to settle subsidiary's obligations			2,283,000			2,267,000	1,865,000
Liabilities, no recourse to Ashford Inc.			2,139,000			1,977,000	1,652,000
Pure Wellness | Notes Payable to Banks [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			0			0
Pure Wellness | Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross						0	220,000
Pure Wellness | Revolving Credit Facility [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross						60,000
Pure Wellness | Revolving Credit Facility [Member] | Facility due On Demand [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			$ 0			$ 60,000	$ 100,000
RED
Noncontrolling Interest [Line Items]
Ownership by parent			80.00%			80.00%	0.00%
Redeemable noncontrolling interests			0.00%			0.00%	0.00%
Noncontrolling ownership interest			20.00%			20.00%	0.00%
Noncontrolling ownership			100.00%			100.00%	0.00%
Noncontrolling interests in consolidated entities			$ (34,000)			$ (68,000)	$ 0
Assets, available only to settle subsidiary's obligations			8,158,000			6,807,000	0
Liabilities, no recourse to Ashford Inc.			3,793,000			2,839,000	0
Long-term debt, gross							0
RED | Notes Payable to Banks [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			$ 2,977,000			2,480,000
RED | Revolving Credit Facility [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross						118,000	0
RED | Revolving Credit Facility [Member] | Facility Due March 2019 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross						$ 118,000	$ 0
OpenKey
Noncontrolling Interest [Line Items]
Ownership by parent			46.59%			45.61%	43.90%
Redeemable noncontrolling interests			28.15%			29.65%	39.59%
Noncontrolling ownership interest			25.26%			24.74%	16.51%			100.00%
Noncontrolling ownership			100.00%			100.00%	100.00%
Redeemable noncontrolling interests			$ 1,480,000			$ 1,458,000	$ 2,204,000
Redemption value adjustment, year-to-date			(131,000)		12,000	12,000	1,046,000
Redemption value adjustment, cumulative			1,902,000		$ 2,033,000	2,033,000	2,021,000
Noncontrolling interests in consolidated entities			466,000			308,000	128,000
Assets, available only to settle subsidiary's obligations			2,142,000			1,410,000	1,403,000
Liabilities, no recourse to Ashford Inc.			552,000			421,000	889,000
OpenKey | Medium-term Notes [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross			$ 0			0	0
OpenKey | Notes Payable to Banks [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross						0
OpenKey | Revolving Credit Facility [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross						0
OpenKey | Revolving Credit Facility [Member] | Facility due October 2018 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross						$ 0	$ 0
Ashford Holdings [Member]
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interests			0.20%
Noncontrolling ownership interest						0.20%
Pure Wellness
Noncontrolling Interest [Line Items]
Voting interests acquired		70.00%
Property, plant and equipment, useful life		3 years
Payments to Acquire Businesses, Gross		$ 97,000
Fair value of net assets and liabilities		532,000
Equity consideration		$ 425,000
Premier
Noncontrolling Interest [Line Items]
Equity consideration	$ 203,000,000
Premier | Management Contracts
Noncontrolling Interest [Line Items]
Useful life			30 years			30 years
Series A Units [Member] | Pure Wellness
Noncontrolling Interest [Line Items]
Noncontrolling interest percentage		30.00%
Equity consideration		$ 42,000
Series B-1 Units [Member] | Pure Wellness
Noncontrolling Interest [Line Items]
Noncontrolling interest percentage		100.00%
Equity consideration		$ 181,000
Series B-2 Units [Member] | Pure Wellness
Noncontrolling Interest [Line Items]
Noncontrolling interest percentage		50.00%
Equity consideration		$ 202,000